Derivative financial instruments (Details 2) (USD $) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	$ 17	$ (33)	$ 17	$ (50)	$ 17
Amount of gain or (loss) recognized in financial income (expense),Total	358	239	(112)	597	(342)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement, Derivatives designated as Hedge	17	20	(14)	37	(5)
Financial Settlement of Derivatives, Total	(128)	(27)	(111)	(155)	(124)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	141	5	143	146	120
Foreign exchange and interest rate risk
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	361	219	(233)	580	(282)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge	(111)	(49)	(116)	(160)	(144)
Foreign exchange and interest rate risk | CDI & TJLP vs. floating and fixed swap
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	389	175	(191)	564	(241)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge	(112)	(48)	(75)	(160)	(104)
Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(1)		(1)
Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge					(1)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge	1	1	2	2	4
Foreign exchange and interest rate risk | EuroBond Swap
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	11	42	(78)	53	(78)
Foreign exchange and interest rate risk | Swap Convertibles
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			37		37
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge			(37)		(37)
Foreign exchange and interest rate risk | Pre Dollar Swap
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	6	2		8
Foreign exchange and interest rate risk | Swap NDF
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			1		1
Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(1)		1
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge		(2)	(6)	(2)	(7)
Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(47)			(47)
Foreign exchange and interest rate risk | South African Rande Forward
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	2		(1)	2
Commodities price risk
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	14	60	81	74	(77)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge	(34)	2	19	(32)	25
Commodities price risk | Fixed price program
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	12	13	18	25	9
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge	(19)	(1)	2	(20)	1
Commodities price risk | Strategic program
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		15	88	15	(51)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge			36		50
Commodities price risk | Aluminium
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge		7		7	16
Commodities price risk | Bunker Oil Hedge
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	2	32	(7)	34	(13)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge	(15)	(8)	(10)	(23)	(23)
Commodities price risk | Coal
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(2)		(3)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge		2		2
Commodities price risk | Maritime Freight Hiring Protection Program
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(16)		(19)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement Derivatives not Designated as Hedge		2	(9)	2	(19)
Embedded derivatives
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		(7)	23	(7)
Embedded derivatives | Energy - Aluminum options
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		(7)	23	(7)
Aluminium
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement, Derivatives designated as Hedge			13		26
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	4		33	4	35
Strategic Nickel
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	(17)	(33)	(2)	(50)	(2)
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement, Derivatives designated as Hedge	17	33		50
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	137	(9)	94	128	41
Foreign exchange cash flow hedge
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge			19		19
Financial Settlement Derivatives not Designated as Hedge
Financial Settlement, Derivatives designated as Hedge		(13)	(27)	(13)	(31)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge		$ 14	$ 16	$ 14	$ 44